SIGNIFICANT ACCOUNTING POLICIES - Schedule of Reconciliation of Cash and Cash Equivalents and Restricted Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Cash and cash equivalents	$ 36,289	$ 13,754	$ 20,814
Restricted cash	567	380	422
Cash and cash equivalents and restricted cash	$ 36,856	$ 14,134	$ 21,236